LVIP Schroders U.S. Equity Income Maximizer Fund
(Standard and Service Class)
Summary Prospectus
October 30, 2026

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at www.LincolnFinancial.com/lvip. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462). The Fund’s Prospectus and Statement of Additional Information, both dated October 30, 2026, are incorporated by reference into this Summary Prospectus.
Investment Objective
The investment objective of the LVIP Schroders U.S. Equity Income Maximizer Fund (“Fund”) is to seek a high level of current income with long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.76%	0.76%
Total Annual Fund Operating Expenses	1.61%	1.86%
Less Fee Waiver and/or Expense Reimbursement[2]	(0.54%)	(0.54%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.07%	1.32%
1
Fees and expenses of the Fund are based on estimates for the current fiscal year.
2
Lincoln Financial Investments Corporation (“LFI” or the “Adviser”) has contractually agreed to waive fees and/or reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding interest, taxes, dividends tied to short sales, brokerage commissions, underlying fund fees and expenses, other expenses attributable to, and incurred as a result of, the Fund’s investments, and extraordinary expenses (including litigation expenses), not incurred in the ordinary course of such Fund’s business) exceed 1.07% of the Fund’s average daily net assets for the Standard Class and 1.32% of the Fund’s average daily net assets for the Service Class. Any reimbursements made by LFI are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause the annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue for a period of at least two years from the closing date of the reorganization of the Predecessor Fund into the Fund (i.e., through at least November 20, 2028) and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with a fee waiver for the two-year contractual period and the total operating expenses without a fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$109	$399	$771	$1,817
Service Class	$134	$477	$902	$2,089
LVIP Schroders U.S. Equity Income Maximizer Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Predecessor Fund’s most recent fiscal year ended July 31, 2026, the Predecessor Fund’s portfolio turnover rate was 32% of the average value of its portfolio. Because the Fund had not yet commenced operations as of the date of this prospectus, no portfolio turnover rate has been provided for the Fund.
Principal Investment Strategies
Schroder Investment Management North America Inc. (“SIMNA”) serves as the Fund’s sub-adviser. SIMNA is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal circumstances, invests at least 80% of its net assets (including borrowings for investment purposes) in equity and equity related securities of U.S. companies. Equity and equity-related securities are securities that represent an ownership interest, or the right to acquire an ownership interest, in an issuer, or that have equity-like characteristics. U.S. companies are companies where the Country of Risk, as defined by Bloomberg’s Global Equity Indices Methodology, is the United States. The Country of Risk is a Bloomberg proprietary value, primarily driven by four factors: country of domicile, country of listing, country of largest revenue and reporting currency. The Fund tends to focus on equity and equity related securities (including stocks and index futures) of larger, well-established companies with market capitalizations similar to those companies that comprise the top 500 U.S. companies by market capitalization. The market capitalization range of the S&P 500® Index was $6.73 billion to $5.514 trillion as of September 30, 2026.
The Fund’s portfolio seeks to be broadly diversified by company and industry. Based on market or economic conditions, the Fund may, through its stock selection, focus in one or more sectors of the market, though the Fund does not target any particular sector. The Fund is actively managed and invests in an index replication-style portfolio constructed from certain of the top 500 listed U.S. companies by market capitalization. The equity portfolio is constructed using an optimization process to provide exposure to the U.S. large cap market. This risk-based approach uses defined constraints (in this case, the number of holdings) and solves for the lowest available tracking error to the S&P 500 Index given this number of holdings.
The Fund may use derivatives with the aim of achieving investment gains, reducing risk, or managing the Fund more efficiently. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets.
The Fund receives income from dividends on equities in the portfolio and from the selective sale of short-dated covered call options on individual securities or portfolios of securities held by the Fund, by agreeing to strike prices above which potential capital growth is foregone in exchange for receiving upfront options premiums.
Selling call options may reduce participation in capital growth. In exchange for this, the Fund receives a premium income upfront. The reduction in participation means that when the stocks are rising, the Fund will generally underperform a similar, long only equity fund. As stocks fall, the Fund can benefit from the premium received from selling the call options. (The maximum outperformance in weak markets is limited to the aggregate option premium received.) Under certain circumstances, the Fund may also use index options as part of its income generation strategy.
The Fund may invest in long futures contracts, which may have the economic effect of creating leverage by creating additional investment exposure, as well as the potential for greater loss. “Leverage” means any method by which the Fund increases its investment exposure whether through the borrowing of cash or securities, or leverage embedded in derivative positions or by any other means.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
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Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
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Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
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Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
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Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
2LVIP Schroders U.S. Equity Income Maximizer Fund

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Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
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Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
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Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
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Dividend Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time.
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Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
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Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
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Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The Fund will adopt the performance of Lincoln U.S. Equity Income Maximizer Fund (the “Predecessor Fund”) as the result of a reorganization of the Class I and Class A shares of the Predecessor Fund into the Standard Class and Service Class of the Fund, respectively, which will take place on November 20, 2026 (the “Reorganization”). The Predecessor Fund had substantially similar objectives, policies, and investment strategies as the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The information shows: (a) how the Predecessor Fund’s Class I shares investment results have varied from year to year; and (b) how the average annual total returns of the Predecessor Fund’s Class I and Class A shares compare with those of a broad measure of market performance. The returns shown for periods ending prior to the Reorganization are those of the Class I and Class A shares of the Predecessor Fund. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of the Fund, which are different than those of the Predecessor Fund. Standard Class and Service Class shares returns of the Fund would have been different from the returns of Class I and Class A shares of the Predecessor Fund as they have different expenses. The bar chart shows performance of the Predecessor Fund’s Class I shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP Schroders U.S. Equity Income Maximizer Fund3

Annual Total Returns (%)

Highest Quarterly Return	Q2 2025	10.55%
Lowest Quarterly Return	Q1 2025	(4.75%)
Year-To-Date	September 30, 2026	9.73%
Average Annual Total Returns for periods ended 12/31/25
	1 year	Since Inception	Inception Date
LVIP Schroders U.S. Equity Income Maximizer Fund – Standard Class	17.36%	15.89%	10/1/2024
LVIP Schroders U.S. Equity Income Maximizer Fund – Service Class	17.06%	15.60%	10/1/2024
Morningstar US Market TR USD (reflects no deductions for fees, expenses or taxes)	17.35%	15.95%
CBOE S&P 500 BuyWrite Index (BXM)	8.91%	11.97%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Manager

SIMNA Portfolio Managers	Company Title	Experience with Fund*
Kaarthi Chandrasegaram	Fund Manager	Since September 2024
Jeegar Jagani, CFA	Fund Manager	Since September 2024
Ghokhulan Manickavasagar	Fund Manager	Since September 2024
Scott Thomson	Head of Structured Fund Management, Fund Manager	Since September 2024
*
Reflects Portfolio Manager’s experience with the Predecessor Fund.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
4LVIP Schroders U.S. Equity Income Maximizer Fund

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Schroders U.S. Equity Income Maximizer Fund5